Investments and fair value measurements - Summary of Accrued Interest (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt and Equity Securities, FV-NI [Line Items]
Accrued interest receivable on investments	$ 899	$ 729
Debt Securities
Debt and Equity Securities, FV-NI [Line Items]
Accrued interest receivable on investments	886	686
Corporate debt securities
Debt and Equity Securities, FV-NI [Line Items]
Accrued interest receivable on investments	874	641
Certificate of deposits
Debt and Equity Securities, FV-NI [Line Items]
Accrued interest receivable on investments	0	0
U.S. Treasury securities
Debt and Equity Securities, FV-NI [Line Items]
Accrued interest receivable on investments	12	45
Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Accrued interest receivable on investments	$ 13	$ 43